                                     [LOGO]

October, 1998

Dear Valued Client:

Financial market events have been nothing short of astounding during the third quarter of 1998. Turmoil in foreign markets, most notably those of Southeast Asia, has persisted all year, but finally enveloped Russia during August. The long-running bull market in U.S. equities came to an apparent end when the ruble was devalued and Russian government debt defaulted in August, causing consternation among investors who despise uncertainty. Meanwhile, Asia's problems have intensified, as Japanese political infighting has kept any solid reforms from moving forward, and other Asian nations whose fortunes are closely tied to Japan have only grown weaker in the interim. This contagion effect then moved on to affect other economies with fundamental problems such as Brazil and Mexico. These events have thrown much of the world into recession while Europe struggles toward its 1999 monetary union and appears unable to offer assistance, leaving the U.S. with the burden of leading the effort to stabilize the global economy.



                        ALLMERICA SECURITIES TRUST FACTS
                              At September 30, 1998
           Market Value                                 $10.813
           Net Asset Value                              $12.124
           Total Net Assets (000's)                    $104,169
           Shares Outstanding (000's)                     8,592
           * Net Investment Income Per Share              $0.61
           * Increase/Decrease in
             Per Share Value Resulting
             from Investment Operations                   $0.93
           TOTAL RETURNS AT 9/30/98
             Allmerica Securities Trust
             Three Months                                 2.92%
             Twelve Months                               11.51%
             Lehman Brothers Corporate
             Bond Index
             Three Months                                 3.63%
             Twelve Months                               11.07%

* For nine months ended September 30, 1998

As nervousness throughout the world became evident in daily financial market swings, the U.S. Treasury market grew more and more attractive as a safe haven. No currency seemed immune from collapse except the U.S. dollar and the Fed's role as global liquidity provider grew in importance. The result was a dramatic fall in interest rates, with the 30 year Treasury bond ending the month of September at 4.97%, a drop of more than 65 basis points since June 30. Interest rates in the short-to-intermediate part of the yield curve, or 2 to 5 years, fell even more than the long bond, declining by over 120 basis points during the quarter. The Fed responded to the crisis by cutting the federal funds rate by 25 basis points, or 0.25%, on September 29.

The Fed's ease to 5.25% has little impact domestically but is important symbolically, and closely follows the 25 basis point cut by Japan in early September. What is needed next is a German rate cut, but this is unlikely in the near term because of the threat it may pose to European Monetary Union integration. We think it is likely the Fed will cut rates further in the near term. These cuts will help restore confidence to international capital markets by signaling the Fed's commitment to global liquidity, but will do little to stimulate domestic growth in 1999. We are concerned about the prospects for anemic U.S. growth, and possibly a recession, next year as our economy endures lower exports, reduced capital spending, weaker job and income growth, waning consumer confidence and volatile stock market performance. Pent-up demand for the traditional interest-sensitive sectors of the economy, namely housing and autos, is not very deep since we are at the tail end of one of the longest-running postwar expansions and each sector has just experienced record activity.

The U.S. equity market has appeared overvalued to many observers for some time now, so the recent decline did not come as a complete surprise. The severity and rapidity of the decline, however, did leave many wondering when the carnage would stop. And, the declines experienced by most foreign equity markets provided a chilling reminder of how closely linked our markets and economies have become. Volatile market conditions can claim many victims, but the first to go are often those participants most heavily leveraged. Accordingly, many large hedge funds suffered serious problems during August and September, with Long-Term Capital Management (LTCM) the most visible proof of this.

LTCM was managed by some of the brightest minds of Wall Street, including two Nobel laureates. On September 23, the Federal Reserve Bank of New York helped orchestrate a recapitalization by creditors to avert a failure which would have been a devastating blow to U.S and foreign markets. When combined with their own trading losses on foreign debt securities, these events pushed the Wall Street dealer community into risk reduction mode. The results have been felt in corporate bond spreads, the compensation or risk premium investors receive for owning such bonds. During the last three months, spreads have widened sharply and have now reached levels last seen in the throes of the 1990-91 recession.

            First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company
                                              (licensed in all states except NY & HI)
           Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica Investment Management Company, Inc.
                   The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance Insurance Company
    Allmerica Asset Management, Inc. o Allmerica Financial Benefit Insurance Company o Sterling Risk Management Services, Inc.
                     Citizens Corporation o Citizens Insurance Company of America o Citizens Management Inc.

                                              440 Lincoln Street, Worcester, MA 01653


--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
             SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED)
                                         MOODY'S
PAR VALUE                                RATINGS                     VALUE

CORPORATE NOTES AND BONDS - 72.81%

              FINANCE - 15.88%
$ 1,150,000   BCH Cayman Islands
              Yankee Subordinated Notes, Guaranteed
              6.50%, 02/15/06                A                     $  1,157,889
  1,400,000   Capital One Financial Corp.
              7.25%, 12/01/03                Ba                       1,468,680
  1,000,000   Chase Manhattan Corp.
              6.38%, 02/15/08                A                        1,035,849
  1,500,000   Colonial Capital II, Series A, Guaranteed
              8.92%, 01/15/27(A) (D)         BB                       1,701,661
    975,000   Compass Trust I, Series A, Guaranteed
              8.23%, 01/15/27                A                        1,035,173
    800,000   Conseco Financing Trust III
              8.80%, 04/01/27                Ba                         834,081
  1,000,000   First Tennessee National Corp.
              Subordinated Notes
              6.75%, 11/15/05                Baa                      1,062,729
  1,000,000   Homeside Lending, Inc., MTN
              6.88%, 05/15/00                A                        1,019,402
     60,547   Jennifer Holding Corp.
              12.25%, 12/30/98 (B)           NR                          61,057
    270,458   Mack Trust, Inc.
              10.91%, 04/01/99 (B)           NR                         286,601
    550,000   MBNA Corp., MTN
              6.96%, 09/12/02                Baa                        576,020
    507,488   Midland Funding Corp., Series C
              Senior Secured Lease Obligation
              10.33%, 07/23/02               Ba                         539,511
  1,000,000   The Money Store, Inc.
              8.05%, 04/15/02                A                        1,086,825
  1,000,000   Providian Capital, Series A, Guaranteed
              9.53%, 02/01/27 (A)            Ba                       1,157,146
  1,000,000   Riggs Capital Trust
              8.63%, 12/31/26 (A)            Baa                      1,033,883
  1,000,000   St. George Bank, Ltd., Yankee Debenture
              7.15%, 10/15/05 (A)            Baa                      1,063,550
  1,250,000   Zions Institutional Capital Trust
              Series A, Guaranteed
              8.54%, 12/15/26                A                        1,423,472
                                                                   ------------
                                                                     16,543,529
                                                                   ------------
              INDUSTRIAL - 12.87%
  2,000,000   Bethlehem Steel Corp., Senior Notes
              10.38%, 09/01/03               Ba                       2,110,000
    950,000   Buckeye Cellulose Corp.
              Senior Subordinated Notes
              9.25%, 09/15/08                Ba                         964,250
  1,000,000   CSC Holdings, Inc., Debenture
              7.88%, 02/15/18                Ba                         980,000
  1,000,000   Georgia Gulf Corp.
              7.63%, 11/15/05                Ba                       1,072,702
    649,000   Homeside, Inc., Senior Notes, Series B
              11.25%, 05/15/03 (A)           A                          765,820
  1,000,000   Interpool, Inc.
              7.35%, 08/01/07 (A)            Ba                         998,582
  1,000,000   LTV Corp., Senior Notes, Guaranteed
              8.20%, 09/15/07 (A) (D)        BB                         932,500
    500,000   McDermott (J. Ray) SA
              Senior Subordinated Notes
              9.38%, 07/15/06                B                          522,500
    950,000   Owens-Illinois, Inc., Senior Notes
              7.85%, 05/15/04                Ba                         994,853
    950,000   Republic Group, Inc.
              9.50%, 07/15/08 (A)            B                          902,500
  1,000,000   RPM, Inc., Senior Notes
              7.00%, 06/15/05                Baa                      1,080,739
  1,000,000   Stone Container Corp., Senior Notes
              11.88%, 12/01/98               B                          997,500
  1,000,000   Westinghouse Electric Corp., Debenture
              8.38%, 06/15/02                Ba                       1,080,626
                                                                   ------------
                                                                     13,402,572
                                                                   ------------
              COMMUNICATIONS - 9.26%
    500,000   Clear Channel Communications, Inc. Debenture
              7.25%, 10/15/27                Baa                        530,769
  1,000,000   Comcast Cable Communications, Inc.
              8.13%, 05/01/04 (A)            Baa                      1,132,294
  1,000,000   Continental Cablevision, Inc.
              8.50%, 09/15/01                Baa                      1,081,765
    750,000   Continental Cablevision, Inc.
              8.30%, 05/15/06                Baa                        854,846
    700,000   Hearst-Argyle Television, Senior Notes
              7.00%, 01/15/18                Baa                        693,322
    200,000   Kerrville Telephone Co.
              9.76%, 03/29/00 (B)            NR                         207,294
  1,850,000   TCI Communications, Inc.
              7.88%, 02/15/26                Baa                      2,199,252
    500,000   Viacom, Inc., Senior Notes
              7.75%, 06/01/05                Ba                         542,584
  1,000,000   Viacom, Inc., Senior Debenture, Guaranteed
              7.63%, 01/15/16                Ba                       1,062,319
  1,175,000   WorldCom, Inc.
              7.75%, 04/01/07                Baa                      1,340,114
                                                                   ------------
                                                                      9,644,559
                                                                   ------------
              OIL, GAS AND PETROLEUM - 9.19%
  2,000,000   ANR Pipeline Co., Debenture
              9.63%, 11/01/21                Baa                      2,566,108
  1,000,000   Clark Oil & Refining Corp., Senior Notes
              9.50%, 09/15/04                Ba                         990,000
  1,000,000   Oryx Energy Co., Debenture
              10.00%, 06/15/99               Ba                       1,075,965
  1,450,000   Seagull Energy Corp., Senior Notes
              7.88%, 08/01/03                Ba                       1,479,000
  1,250,000   Texas Eastern Transmission Corp., Debenture
              10.00%, 08/15/01               A                        1,409,110
  1,000,000   Tosco Corp.
              7.00%, 07/15/00                Baa                      1,024,244
    900,000   Valero Management Partnership, LP
              First Mortgage, Series J-12
              10.02%, 03/15/07 (B)           NR                       1,026,567
                                                                   ------------
                                                                      9,570,994
                                                                   ------------
              UTILITIES - 6.44%
  1,550,000   Connecticut Light & Power Co.
              First Mortgage, Series 94D
              7.88%, 10/01/24                Ba                       1,644,055
  1,162,000   North Atlantic Energy Corp.
              First Mortgage, Series A
              9.05%, 06/01/02                B                        1,225,645
  1,270,000   Sithe/Independence Funding Corp. Series A
              9.00%, 12/30/13                Baa                      1,593,977
  1,500,000   Texas-New Mexico Power Co.
              First Mortgage, Series U
              9.25%, 09/15/00                Ba                       1,598,037
    600,000   Texas Utilities Electric Co.
              First Mortgage
              7.38%, 10/01/25                Baa                        646,836
                                                                   ------------
                                                                      6,708,550
                                                                   ------------
              CONSUMER PRODUCTS - 3.77%
  1,000,000   Chiquita Brands International, Inc.
              9.13%, 03/01/04                B                        1,000,000
  1,000,000   DiMon, Inc., Senior Notes, Series B
              8.88%, 06/01/06                Ba                       1,090,267
  1,600,000   Ralston Purina Co., Debenture
              7.75%, 10/01/15                Baa                      1,832,742
                                                                   ------------
                                                                      3,923,009
                                                                   ------------
              TRANSPORTATION - 3.35%
  1,000,000   AMR Corp., Debenture
              10.00%, 02/01/01               Baa                      1,105,549
    949,052   Delta Airlines, Inc.
              9.23%, 07/02/02 (B)            NR                       1,010,228
    659,000   U.S. Air, Inc., Equipment Trust,Series D
              10.30%, 01/15/00               Ba                         685,902
    661,000   U.S. Air, Inc., Equipment Trust, Series F
              10.30%, 01/15/00               Ba                         687,983
                                                                   ------------
                                                                      3,489,662
                                                                   ------------
              MERCHANDISING AND RETAIL - 2.96%
    950,000   Meyer (Fred), Inc.
              7.38%, 03/01/05                Ba                       1,003,341
  1,000,000   Kroger Co., Senior Subordinated Notes
              10.00%, 05/01/99               Ba                       1,021,620
  1,000,000   USG Corp., Senior Notes
              8.50%, 08/01/05                Baa                      1,058,750
                                                                   ------------
                                                                      3,083,711
                                                                   ------------
              SECURITIES BROKERS, DEALERS AND EXCHANGES - 2.90%
  1,000,000   Donaldson Lufkin & Jenrette, Inc.
              Senior Notes
              6.88%, 11/01/05                A                        1,040,871
    888,859   Jones (Edward D.) & Co., LP
              7.95%, 04/15/06 (B)            NR                         941,710
  1,000,000   Legg Mason, Inc., Senior Notes
              6.50%, 02/15/06                Baa                      1,042,100
                                                                   ------------
                                                                      3,024,681
                                                                   ------------
              PRINTING AND PUBLISHING - 2.23%
  1,000,000   Time Warner, Inc., Debenture
              9.15%, 02/01/23                Baa                      1,305,762
    850,000   Time Warner Entertainment Co., LP
              Senior Debenture
              8.38%, 03/15/23                Baa                      1,016,793
                                                                   ------------
                                                                      2,322,555
                                                                   ------------
              TECHNOLOGY - 1.98%
  1,000,000   Computer Associates, International
              6.25%, 04/15/03 (A)            Baa                      1,014,740
  1,000,000   International Business Machine Corp.
              6.50%, 01/15/28                A                        1,049,870
                                                                   ------------
                                                                      2,064,610
                                                                   ------------
              HEALTH CARE - 1.98%
    675,000   Allegiance Corp.
              7.30%, 10/15/06                Baa                        753,139
    300,000   Tenet Healthcare Corp.
              Senior Subordinate Notes
              8.63%, 01/15/07                Ba                         311,250
  1,000,000   Tenet Healthcare Corp.
              Senior Notes
              7.63%, 06/01/08 (A)            Ba                         998,835
                                                                   ------------
                                                                      2,063,224
                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                        75,841,656
              (Cost $70,739,578)                                   ------------

U.S. GOVERNMENT OBLIGATIONS - 16.25%

              U.S. TREASURY BONDS - 9.39%
  5,150,000   7.25%, 05/15/16                Aaa                      6,403,706
  2,675,000   7.13%, 02/15/23                Aaa                      3,378,859
                                                                   ------------
                                                                      9,782,565
                                                                   ------------
              U.S. TREASURY NOTES - 6.86%
  1,000,000   5.38%, 02/15/01                Aaa                      1,022,500
    595,000   6.88%, 05/15/06                Aaa                        687,783
  4,665,000   7.00%, 07/15/06                Aaa                      5,436,185
                                                                   ------------
                                                                      7,146,468
                                                                   ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS                      16,929,033
              (Cost $15,145,545)                                   ------------

ASSET-BACKED SECURITIES - 7.64%

  1,000,000   American Airlines, Inc
              Pass-Through Trust , Series 1991 - C2
              9.73%, 09/29/14                A                        1,303,170
  1,000,000   BankBoston RV Asset Backed Trust,
              Series 1997 - 1, Class A8
              6.54% , 02/15/09               Aaa                      1,032,602
    375,000   Barnett Auto Trust
              Series 1997-A, A3
              6.03%, 11/15/01                Aaa                        378,034
    124,949   Eaglemark Trust
              Harley-Davidson, Series 1995 - 1
              6.80%, 12/15/01 (A)            Aaa                        130,950
    999,704   First Plus Home Loan Trust
              Series 1996-2, Class A5
              7.47%, 02/20/11                Aaa                      1,024,156
    661,110   Green Tree Recreational Equipment &
              Consumer Trust
              Series 1997-B, Class A-1
              6.55%, 07/15/28                NR                         681,158
    558,486   Green Tree Financial Corp.
              Series 1995-A, Class A
              7.25%, 07/15/05                Baa                        573,738
    497,858   National Auto Finance
              Series 1996-1, Class A
              6.33%, 12/21/02                Aaa                        504,415
    650,000   Resolution Trust Corp.
              Series 1995 - 1, Class A4C, CMO
              6.85%, 02/25/27                Aaa                        659,159
  1,294,374   United Air Lines, Inc.
              Pass Through Trust, Series 1991 - B1
              9.30%, 03/22/08                Baa                      1,521,186
    148,437   Western Financial Grantor Trust
              Series 1995-2, Class A2
              7.10%, 07/01/00                Aaa                        149,657
                                                                   ------------
              TOTAL ASSET-BACKED SECURITIES                           7,958,225
              (Cost $7,155,430)                                    ------------

FOREIGN BONDS (C) - 1.98%

    950,000   Republic of Colombia, Series E, MTN
              8.66%, 10/07/16 (A)            Baa                        747,104
  1,500,000   United Mexican States
              Yankee Emerging Market Notes
              8.50%, 09/15/02                Ba                       1,312,500

              TOTAL FOREIGN BONDS                                     2,059,604

              (Cost $2,131,580)
INVESTMENT COMPANY - 0.00%

        764   SSgA Prime Money Market Fund   NR                    $        764
                                                                   ------------
              TOTAL INVESTMENT COMPANY                                      764
              (Cost $764)                                          ------------

TOTAL INVESTMENTS - 98.68%                                          102,789,282
(Cost $95,172,897)                                                 ------------
NET OTHER ASSETS AND LIABILITIES - 1.32%                              1,379,999
                                                                   ------------
NET ASSETS - 100.00%                                               $104,169,281
                                                                   ============
-----------
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold,in transactions exempt from registration, to qualified institutional buyers. At September 30, 1998, these securities amounted to $12,579,565 or 12.08% of net assets.
(B) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commision under the Securities Act of 1933. At September 30, 1998, these securities amounted to $3,533,457 or 3.39% of net assets.
(C) U.S. currency denominated.
(D) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

                           MOODY'S QUALITY RATINGS(D)

                 Baa                                    30%
                 Ba                                     29%
                 Aaa                                    20%
                 A                                      12%
                 B & Bb                                  5%
                 Private Placements and Not Rated        4%


                            SECURITY DIVERSIFICATION

                 Corporate Notes and Bonds              73%
                 U.S. Government Obligations            16%
                 Asset-Backed Securities                 8%
                 Foreign Bonds                           2%
                 Other                                   1%


Shareholder inquires regarding account
  information may be directed to:          The Bank of New York
                                           Shareholder Relations Department -11E
                                           PO Box 11258
                                           Church Street Station
                                           New York, New York 10286
                                           1-800-432-8224

                       STATEMENT OF ASSETS AND LIABILITIES
                         September 30, 1998 (Unaudited)

ASSETS:
   Investments :
      Investments at cost ......................................   $ 95,172,897
      Net unrealized appreciation ..............................      7,616,385
                                                                   ------------
         Total investments at value ............................    102,789,282
   Short-term investments held as collateral for securities
     loaned ....................................................      1,261,500
   Interest and dividend receivables ...........................      1,850,087
                                                                   ------------
         Total Assets ..........................................    105,900,869
                                                                   ------------
LIABILITIES:
   Advisory fee payable ........................................         42,185
   Payable to Custodian ........................................        329,966
   Accrued expenses and other payables .........................         97,937
   Collateral for securities loaned ............................      1,261,500
                                                                   ------------
         Total Liabilities .....................................      1,731,588
                                                                   ------------
NET ASSETS .....................................................   $104,169,281
                                                                   ============
NET ASSETS CONSIST OF:
   Par value ...................................................   $  8,592,306
   Paid-in capital .............................................     88,551,952
   Undistributed (distribution in excess of) net investment
     income ....................................................        (99,236)
   Accumulated (distribution in excess of) net realized
     (loss) on investments sold ................................       (492,126)
   Net unrealized appreciation of investments ..................      7,616,385
                                                                   ------------
TOTAL NET ASSETS ...............................................   $104,169,281
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000
  authorized shares with par value of $1.00) ...................      8,592,306
                                                                   ------------
NET ASSET VALUE
  Per share ....................................................   $     12.124
                                                                   ============
MARKET VALUE (closing price on New York Stock Exchange)
  Per share ....................................................   $     10.813
                                                                   ============

                             STATEMENT OF OPERATIONS
            For the Nine Months Ended September 30, 1998 (Unaudited)

INVESTMENT INCOME:
   Interest (including income on securities loaned of $7,349) .    $  5,771,159
   Dividends ..................................................          26,907
                                                                   ------------
      Total investment income .................................       5,798,066
                                                                   ------------
EXPENSES:
   Investment advisory fees ...................................         375,777
   Fund accounting fees .......................................          28,255
   Custodian and securities lending fees ......................           5,280
   Transfer agent fees ........................................          63,259
   Legal fees .................................................             943
   Audit fees .................................................          13,172
   Trustees' fees and expenses ................................          12,743
   Reports to shareholders ....................................          44,372
   New York Stock Exchange fees ...............................          12,149
   Miscellaneous ..............................................           3,115
                                                                   ------------
      Total expenses ..........................................         559,065
                                                                   ------------
NET INVESTMENT INCOME .........................................       5,239,001
                                                                   ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
   Net realized gain on investments sold ......................         700,776
   Net change in unrealized appreciation of investments .......       2,070,505
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ...............................................       2,771,281
                                                                   ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................    $  8,010,282
                                                                   ============


New York Federal Reserve President William McDonough effectively summed up events in the corporate market as follows:

"The correction of stock prices was not of exceptional size or concern and, indeed, had been anticipated by a number of astute market observers. However, the abrupt and simultaneous widening of credit spreads globally, for both corporate and emerging markets sovereign debt, was an extraordinary event beyond the expectations of investors and financial intermediaries."

                                   U.S. Treasury Yield Curves
                                Bond Equivalent Yield Percentage
                                  12/31/97             9/30/98
                3 Months            5.19%               4.36%
                6 Months            5.35                4.55
                1 Year              5.56                4.57
                2 Years             5.63                4.32
                3 Years             5.68                4.39
                5 Years             5.71                4.35
               10 Years             5.73                4.48
               30 Years             5.92                4.97

Investment grade corporate bond performance lagged Treasuries during the third quarter by nearly 350 basis points. Spreads were driven wider by mounting fears of recession and the unwillingness of dealers to provide liquidity to investors seeking to trade securities. Although all sectors of the corporate market performed poorly, cable/media and telecommunications companies did fare better, given their domestic focus and perceived resistance to recession. Conversely, cyclical sectors such as metals and paper have suffered. Also hard hit were broker-dealers and banks due to the effects of global financial market meltdown on their liquidity and business prospects.

                            MATURITY DIVERSIFICATION

                 Under 3 Years                            12%
                 3-5 Years                                13%
                 5-10 Years                               38%
                 10-20 Years                              16%
                 20 and over Years                        21%

High yield corporates suffered the same fate as investment grade corporates, but the spread widening was even more pronounced. The new issue market effectively shut down for all but a handful of borrowers whose ratings were on the cusp of investment grade. Likewise, secondary trading has come to a standstill. As with investment grade corporates, liquidity will remain a problem until dealers overcome their unwillingness to use their balance sheets to position bonds.

The interest rate decline that has taken place this quarter was surprising to most market participants. Throughout 1998 long-term interest rates have been at or near their lowest levels in thirty years, while domestic growth was stronger than forecast and inflation was continuing to decline. Strong growth and declining inflation have rarely coexisted, however, and the bond market was vacillating between a Fed ease and a Fed tightening as recently as August.

Current events defy concise explanations: global financial markets are grappling with serious problems that will not be solved overnight. Political leadership has been sorely tested as never before, be it in Germany, Japan, Russia or the U.S. The rate move that has occurred has been unusual, and the dislocations plaguing the corporate bond market have been largely a reflection of the flight to the safety of U.S. Treasuries. Overall corporate credit quality remains strong, although earnings growth is in doubt and recession is a possibility. Still, we remain optimistic that a more rational spectrum of credit spreads could result from today's tumult. The fourth quarter is not traditionally conducive to spread contraction since many investors seek to avoid added risk as year-end approaches, so it may require a fair amount of patience before stability in financial markets is achieved.

    Sincerely,

/s/ John F. O'Brien                                /s/ Richard M. Reilly

    John F. O'Brien                                    Richard M. Reilly
    Chairman                                           President

                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                     440 Lincoln Street, Worcester, MA 01653

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.